Intangibles Assets	12 Months Ended
Dec. 31, 2021
FaZe Clan Inc. [Member]
Intangibles Assets [Line Items]
INTANGIBLES ASSETS

4.      Intangibles aSSETS

Intangible assets as of December 31, 2021 and 2020 consisted of the following:

		(in thousands)
	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
As of December 31, 2021
Website development	3 years	$211	$75	$136
Talent acquisition	2 – 3 years	1,653	1,051	602
Intangible assets, net		$1,864	$1,126	$738
		(in thousands)
	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
As of December 31, 2020
Website development	3 years	$123	$15	$108
Talent acquisition	2 years	901	572	329
Intangible assets, net		$1,024	$587	$437

Amortization expense totaled $0.5 million and $0.5 million for the years ended December 31, 2021 and 2020, respectively.

The following table presents the estimated future amortization of intangible assets (in thousands):

(in thousands)
Years ending December 31,
2022	$379
2023	265
2024	94
Total future amortization of amortizable intangible assets	$738